VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash Flows Between us and the Timeshare Notes Securitization Variable Interest Entities
We show our cash flows to and from the timeshare notes securitization variable interest entities in the following table for 2011 before the spin-off:

($ in millions)	2011
Cash inflows:
Proceeds from securitization	$122
Principal receipts	188
Interest receipts	112
Total	422
Cash outflows:
Principal to investors	(185)
Repurchases	(64)
Interest to investors	(39)
Total	(288)
Net Cash Flows	$134